Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com
August 23, 2021
Mr. Mark Cowan, Senior Counsel Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office 100 F Street NE
Washington, DC 20549-8626
Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-171427 and 811-05618
Mr. Cowan:
Enclosed for filing pursuant to Rule 485(a), please find Post-Effective Amendment No. 33 to the Form N-4 Registration Statement, for the above-referenced Registrant. The purpose of this filing is to update the statutory Prospectus for the Contract to reflect Form N-4 changes related to the release of Rule 498A, the VA Summary Prospectus Rule.
Once the staff has reviewed the changes and provided comments, we intend to request approval to apply conforming changes to the remainder of our non-Great-Wested variable annuity prospectuses, as listed in Exhibit A of this letter, by post-effective amendments pursuant to Rule 485B.
For the convenience of the staff in reviewing the Registration Statement, a clean copy of the Registration Statement is being sent via email to the Office of Insurance Products of the Division of Investment Management.
Additional required exhibits will be filed by amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact Samantha Rawleigh or me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Samantha Rawleigh can be reached at (763)765-5127. Both Samantha Rawleigh and I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.

Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:    /s/ Erik T. Nelson
 Erik T. Nelson
    Associate General Counsel, Senior Counsel
cc:  Samantha Rawleigh

Exhibit A – Allianz Variable Annuity Contracts

Allianz Variable Annity Contract	33 Act Number
Allianz AlteritySM	333-82329
Allianz RewardsSM	333-95729
Allianz High FiveSM	333-90260
Allianz ConnectionsSM (WF-VS10/POS)	333-169265
Allianz ConnectionsSM (WF-ALIP/PAS)	333-182989
Allianz VisionSM (VS10/Legacy)	333-139701
Allianz VisionSM (ALIP/PAS)	333-182987
Allianz VisionSM New York (VS10/Legacy)	333-143195
Allianz VisionSM New York (VS10/POS)	333-171428
Allianz VisionSM New York (ALIP/PAS)	333-182990